Operating Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenues by the source of revenue stream for the three and six months ended June 30, 2021 and 2022:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2021	2022	2021	2022
Operating revenues:
Time charters	$41,903	$57,014	$84,582	$112,522
Time charters from Luna Pool collaborative arrangement	930	—	1,279	—
Voyage charters	38,250	48,861	76,079	93,749
Voyage charters from Luna Pool collaborative arrangement	4,616	6,653	9,507	12,530
Operating revenues from Unigas Pool	—	11,389	—	24,893

Total operating revenues	$85,699	$123,917	$171,447	$243,694

Committed Time Charter Income	The estimated undiscounted cash flows for committed time charter revenues expected to be received on an annual basis for ongoing time charters, as of each June 30, is as follows:

(in thousands)
Within 1 year:	$167,499
2 years:	$77,545
3 years:	$68,863
4 years:	$53,380
5 years:	$15,972
More than 5 years:	$5,347